Selected Statements of Income Data	12 Months Ended
Mar. 31, 2013
Selected Statements of Income Data

NOTE 18: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,	Three Months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Sales by location of customers :
Israel	$19,929	$5,472	$21,528	$19,589
Canada	52,452	13,167	43,720	44,169
U.S.A.	587,851	122,472	424,950	305,858
Other	10,722	4,030	15,470	22,919

	$670,954	$145,141	$505,668	$392,535

Selling, marketing, general and administrative expenses:
Selling and marketing	$43,938	$12,192	$42,247	$41,673
Advertising	7,213	2,166	7,270	6,827
General and administrative *	35,287	8,743	44,401	59,402
Settlements and loss contingencies	33,300	—	—	—

	$119,738	$23,101	$93,918	$107,902

* Including provision for doubtful accounts	$4	$(50)	$90	$(473)

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$2,512	$368	$4,671	$5,252
Income in respect of deposits	(4,026)	(510)	(1,520)	(985)
Expenses in respect of short-term credit	—	35	72	2,291
Foreign currency transaction losses	(2,417)	1,107	(6,920)	5,282

	$(3,931)	$1,000	$(3,697)	$11,840